Consolidated Statements of Financial Positions		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Current assets
Other receivables		$ 834,961	$ 1,101,564	$ 914,144
Cash and cash equivalents		6,818,060	8,995,067	1,579,718
Total current assets		7,653,021	10,096,631	2,493,862
Non-current assets
Investment in associate		147,861	195,073	239,424
Property plant and equipment		1,565,037	2,064,753	2,474,963
Intangible assets		9,409	12,413	18,809
Total non current assets		1,722,307	2,272,239	2,733,196
Total assets		9,375,328	12,368,870	5,227,058
Current liabilities
Trade and other payables		397,653	524,624	416,398
Contract liabilities		4,136	5,456	3,504
Borrowings		25,715	33,926	334,779
Loans received				3,401,237
Lease liabilities		4,793	6,324	7,710
Warrant liabilities		111,129	146,613
Current tax liability				1,596
Current liabilities		543,426	716,943	4,165,224
Non-current liabilities
Borrowings		309,082	407,772	468,827
Lease liabilities				6,709
Total non-current liabilities		309,082	407,772	475,536
Total liabilities		852,508	1,124,715	4,640,760
Capital and reserves
Share capital	[1]	17,979,247	23,720,020	8,913,005
Warrant reserve		56,037	73,930
Translation reserves		(164,785)	(217,402)	(127,484)
Accumulated losses		(9,346,954)	(12,331,437)	(8,198,541)
Attributable to equity holders of the company		8,523,545	11,245,111	586,980
Non controlling interests		(725)	(956)	(682)
Total equity		8,522,820	11,244,155	586,298
Liabilities and equity		$ 9,375,328	$ 12,368,870	$ 5,227,058

[1]	The Group embarked on its strategy in People’s Republic of China via a collaborative effort on using the CTM-GDT for cancer immunotherapy. As such, the Group committed this loan to a third party for the purpose of conducting an investigator initiated clinical trial through local partners in Chongqing, one of the most populous regions in People’s Republic of China.